PORTFOLIO OF INVESTMENTS – as of December 31, 2019 (Unaudited)

Loomis Sayles Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 71.1% of Net Assets
Non-Convertible Bonds – 65.2%
	ABS Other – 0.5%
$21,324,711	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/2043, 144A(a)(b)	$21,324,110
19,712,578	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(a)(c)(d)(e)	16,418,606
8,699,668	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(a)(c)(d)(e)	5,154,553
32,585,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, Zero Coupon, 1/05/2030, 144A(a)(c)(d)(e)(f)	—
9,582,210	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A(a)(b)	9,466,479

		52,363,748

	Aerospace & Defense – 1.4%
26,680,000	Bombardier, Inc., 6.000%, 10/15/2022, 144A	26,671,996
1,510,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	1,124,741
11,844,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	11,844,000
10,075,000	Bombardier, Inc., 7.875%, 4/15/2027, 144A	10,364,656
4,055,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	4,563,943
10,576,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	11,607,372
10,821,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	13,444,010
328,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039	407,507
6,995,000	Textron Financial Corp., 3-month LIBOR + 1.735%, 3.645%, 2/15/2067, 144A(g)	5,561,025
23,658,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	31,735,054
25,941,000	TransDigm, Inc., 6.500%, 7/15/2024	26,754,250

		144,078,554

	Airlines – 0.5%
29,295,000	American Airlines Group, Inc., 5.000%, 6/01/2022, 144A	30,649,894
4,293,160	American Airlines Pass Through Certificates, Series 2016-3, Class B, 3.750%, 4/15/2027	4,341,541
4,161,111	American Airlines Pass Through Certificates, Series 2017-2, Class B, 3.700%, 4/15/2027	4,206,404
2,018,241	Continental Airlines Pass Through Certificates, Series 2012-1, Class B, 6.250%, 10/11/2021	2,036,526
2,250,112	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	2,287,869

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – continued
$1,207	Continental Airlines Pass Through Trust, Series 1999-2, Class B, 7.566%, 9/15/2021	$1,208
284,489	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	299,738
5,193,125	United Airlines Pass Through Trust, Series 2014-1, Class A, 4.000%, 10/11/2027	5,520,948

		49,344,128

	Automotive – 1.3%
3,641,000	Allison Transmission, Inc., 4.750%, 10/01/2027, 144A	3,777,537
3,172,000	Cummins, Inc., 6.750%, 2/15/2027	3,914,821
27,560,000	Delphi Technologies PLC, 5.000%, 10/01/2025, 144A	25,493,000
1,560,000	Ford Motor Co., 6.625%, 2/15/2028	1,689,386
1,580,000	Ford Motor Co., 7.500%, 8/01/2026	1,837,038
26,145,000	Ford Motor Credit Co. LLC, 5.596%, 1/07/2022	27,553,782
37,875,000	General Motors Financial Co., Inc., 4.375%, 9/25/2021	39,245,213
17,724,000	Goodyear Tire & Rubber Co. (The), 4.875%, 3/15/2027	18,344,340
6,201,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	6,956,778
9,660,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	8,814,750

		137,626,645

	Banking – 5.1%
4,423,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028	4,644,786
59,285,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	64,291,432
54,910,000	Bank of Nova Scotia (The), 2.130%, 6/15/2020, (CAD)	42,316,495
22,200,000	BNP Paribas S.A., (fixed rate to 6/25/2037, variable rate thereafter), 7.195%, 144A(h)	24,642,000
7,340,000	Citigroup, Inc., 4.500%, 1/14/2022	7,695,902
4,045,000	Cooperatieve Rabobank UA, 3.950%, 11/09/2022	4,229,477
2,275,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	2,144,188
4,065,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	4,092,543
27,405,000	Goldman Sachs Group, Inc. (The), Series MPLE, 3.550%, 2/12/2021, (CAD)	21,402,513
26,445,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	27,787,737

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$6,600,000	Morgan Stanley, 3.950%, 4/23/2027	$7,081,182
47,205,000	Morgan Stanley, GMTN, 4.350%, 9/08/2026	51,636,782
75,000,000	Morgan Stanley, GMTN, 5.000%, 9/30/2021, (AUD)	55,581,885
139,740,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	147,559,790
15,000,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	18,270,492
68,800,000	Morgan Stanley, Series MPLE, 3.125%, 8/05/2021, (CAD)	53,726,572
2,250,000	National Australia Bank Ltd., 5.000%, 3/11/2024, (AUD)	1,789,702

		538,893,478

	Brokerage – 1.0%
2,010,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.250%, 8/15/2024, 144A	2,070,300
51,270,000	Jefferies Group LLC, 5.125%, 1/20/2023	55,370,504
21,725,000	Jefferies Group LLC, 6.250%, 1/15/2036	25,955,543
22,428,000	Jefferies Group LLC, 6.450%, 6/08/2027	26,310,838

		109,707,185

	Building Materials – 0.3%
7,794,000	American Woodmark Corp., 4.875%, 3/15/2026, 144A	7,988,850
4,835,000	JELD-WEN, Inc., 4.875%, 12/15/2027, 144A	4,943,788
4,057,000	Masco Corp., 6.500%, 8/15/2032	4,980,817
4,534,000	Masco Corp., 7.750%, 8/01/2029	5,884,422
650,000	Owens Corning, 4.400%, 1/30/2048	628,793
6,344,000	Owens Corning, 7.000%, 12/01/2036	7,903,746

		32,330,416

	Cable Satellite – 0.8%
24,710,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	26,347,037
9,330,000	DISH DBS Corp., 5.000%, 3/15/2023	9,571,181
8,654,000	DISH DBS Corp., 7.750%, 7/01/2026	9,167,961
6,190,000	Time Warner Cable LLC, 4.500%, 9/15/2042	6,328,523

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Cable Satellite – continued
$535,000	Time Warner Cable LLC, 5.875%, 11/15/2040	$614,058
15,800,000	Videotron Ltd., 5.625%, 6/15/2025, 144A, (CAD)	13,075,715
19,615,000	Ziggo BV, 5.500%, 1/15/2027, 144A	20,840,938

		85,945,413

	Chemicals – 0.2%
18,254,000	Consolidated Energy Finance S.A., 6.500%, 5/15/2026, 144A	17,113,125

	Construction Machinery – 0.5%
27,030,000	Toro Co. (The), 6.625%, 5/01/2037(a)(b)	34,695,837
3,280,000	United Rentals North America, Inc., 4.875%, 1/15/2028	3,415,234
9,505,000	United Rentals North America, Inc., 6.500%, 12/15/2026	10,446,589

		48,557,660

	Consumer Cyclical Services – 0.1%
8,919,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	10,078,470

	Consumer Products – 0.2%
15,473,000	Avon Products, Inc., 8.950%, 3/15/2043	19,263,885

	Diversified Manufacturing – 0.2%
8,950,000	General Electric Co., 4.500%, 3/11/2044	9,806,284
11,695,000	General Electric Co., Series A, MTN, 3-month LIBOR + 0.300%, 2.301%, 5/13/2024(g)	11,247,485
2,080,000	General Electric Co., Series D, (fixed rate to 1/21/2021, variable rate thereafter), 5.000%(h)	2,037,277

		23,091,046

	Electric – 1.0%
2,644,000	AES Corp. (The), 4.875%, 5/15/2023	2,683,660
40,297,185	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	44,948,859
38,973,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	38,930,753
8,663,000	Empresa Nacional de Electricidad S.A., 7.875%, 2/01/2027	10,064,983
12,250,000	Vistra Energy Corp., 5.875%, 6/01/2023	12,532,240

		109,160,495

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Finance Companies – 3.9%
$3,100,000		AGFC Capital Trust I, 3-month LIBOR + 1.750%, 3.751%, 1/15/2067, 144A(a)(c)(d)(g)	$1,481,848
15,585,000		Antares Holdings LP, 6.000%, 8/15/2023, 144A	16,397,449
27,420,000		Navient Corp., 5.500%, 1/25/2023	29,270,850
2,830,000		Navient Corp., 5.875%, 10/25/2024	3,028,100
150,996	(††)	Navient Corp., 6.000%, 12/15/2043	3,615,347
35,296,000		Navient Corp., 6.750%, 6/15/2026	38,793,834
53,763,000		Navient Corp., MTN, 5.625%, 8/01/2033	46,236,180
75,327,000		Navient Corp., MTN, 6.125%, 3/25/2024	81,729,795
2,950,000		Navient Corp., MTN, 7.250%, 1/25/2022	3,204,998
10,870,000		Quicken Loans, Inc., 5.250%, 1/15/2028, 144A	11,250,450
31,410,000		Springleaf Finance Corp., 6.875%, 3/15/2025	35,728,875
10,145,000		Springleaf Finance Corp., 7.125%, 3/15/2026	11,729,649
36,085,000		Springleaf Finance Corp., 7.750%, 10/01/2021	39,197,331
77,845,000		Springleaf Finance Corp., 8.250%, 10/01/2023	90,689,425

			412,354,131

		Financial Other – 0.4%
35,775,000		Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/2026, 144A	39,620,813

		Food & Beverage – 0.0%
1,500,000		Fonterra Co-operative Group Ltd., MTN, 4.500%, 6/30/2021, (AUD)	1,098,779

		Gaming – 0.2%
17,635,000		International Game Technology PLC, 6.250%, 1/15/2027, 144A	19,839,375

		Government Owned - No Guarantee – 0.1%
8,465,000		Pertamina Persero PT, 6.450%, 5/30/2044, 144A	10,867,671

		Healthcare – 2.9%
5,175,000		HCA, Inc., 5.375%, 9/01/2026	5,763,656
27,204,000		HCA, Inc., 7.050%, 12/01/2027	32,236,740
27,545,000		HCA, Inc., 7.500%, 11/06/2033	34,706,700

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Healthcare – continued
$45,324,000	HCA, Inc., 8.360%, 4/15/2024	$55,068,660
6,944,000	HCA, Inc., MTN, 7.580%, 9/15/2025	8,298,080
12,446,000	HCA, Inc., MTN, 7.750%, 7/15/2036	14,810,740
45,135,000	Tenet Healthcare Corp., 5.125%, 5/01/2025	46,489,050
54,975,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	60,401,582
49,062,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	50,043,240
990,000	Tenet Healthcare Corp., 8.125%, 4/01/2022	1,095,188
690,000	Universal Health Services, Inc., 4.750%, 8/01/2022, 144A	696,900

		309,610,536

	Home Construction – 0.6%
8,225,000	Beazer Homes USA, Inc., 7.250%, 10/15/2029, 144A	8,780,187
52,605,000	PulteGroup, Inc., 6.000%, 2/15/2035	58,654,575

		67,434,762

	Independent Energy – 3.5%
24,372,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.000%, 4/01/2022, 144A	24,241,122
7,440,000	Baytex Energy Corp., 5.125%, 6/01/2021, 144A	7,365,600
6,507,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	5,921,370
7,525,000	Bellatrix Exploration Ltd., 8.500%, 9/11/2023(a)(c)(d)(e)(i)(j)	4,515,000
7,469,526	Bellatrix Exploration Ltd., 12.500%, (9.500% PIK, 3.000% Cash), 12/15/2023(a)(c)(d)(e)(i)(j)(k)	—
11,379,000	California Resources Corp., 5.500%, 9/15/2021(a)(b)	5,348,130
1,709,000	California Resources Corp., 6.000%, 11/15/2024(a)(b)	512,700
103,250,000	California Resources Corp., 8.000%, 12/15/2022, 144A(a)(b)	46,159,978
1,835,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	1,449,650
24,610,000	Chesapeake Energy Corp., 8.000%, 1/15/2025(a)(b)	14,643,442
64,710,000	Chesapeake Energy Corp., 8.000%, 6/15/2027(a)(b)	40,120,200
19,891,000	Continental Resources, Inc., 3.800%, 6/01/2024	20,573,012
8,832,000	Continental Resources, Inc., 4.500%, 4/15/2023	9,228,069

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$418,000	Continental Resources, Inc., 5.000%, 9/15/2022	$420,998
1,500,000	Denbury Resources, Inc., 7.750%, 2/15/2024, 144A	1,327,500
20,735,000	Lonestar Resources America, Inc., 11.250%, 1/01/2023, 144A(a)(b)	14,151,638
145,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	145,363
16,830,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	16,935,188
2,000,000	Montage Resources Corp., 8.875%, 7/15/2023	1,845,000
2,660,000	Oasis Petroleum, Inc., 6.875%, 1/15/2023	2,600,150
2,770,000	Occidental Petroleum Corp., 4.500%, 7/15/2044	2,798,524
186,667	Pan American Energy LLC, 7.875%, 5/07/2021, 144A	193,202
4,270,000	QEP Resources, Inc., 5.250%, 5/01/2023	4,227,300
27,050,000	Sanchez Energy Corp., 6.125%, 1/15/2023(a)(b)(j)	1,258,907
12,420,000	Sanchez Energy Corp., 7.750%, 6/15/2021(a)(b)(j)	580,138
4,915,000	SM Energy Co., 5.000%, 1/15/2024	4,681,538
9,235,000	SM Energy Co., 5.625%, 6/01/2025	8,765,585
17,818,000	SM Energy Co., 6.125%, 11/15/2022	17,996,180
13,772,000	SM Energy Co., 6.625%, 1/15/2027	13,535,879
11,777,000	SM Energy Co., 6.750%, 9/15/2026	11,541,460
25,660,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 8.750%, 4/15/2023, 144A	12,573,400
3,615,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 9.750%, 4/15/2023, 144A	1,807,500
38,670,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	36,581,820
7,005,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	5,896,038
33,205,000	Whiting Petroleum Corp., 6.625%, 1/15/2026	22,628,543

		362,570,124

	Life Insurance – 2.7%
6,212,000	American International Group, Inc., 4.875%, 6/01/2022	6,632,076
67,930,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 144A(h)	82,096,801

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Life Insurance – continued
$7,878,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047	$7,299,834
15,000,000	Global Atlantic Fin Co., 8.625%, 4/15/2021, 144A	16,032,411
10,175,000	MetLife, Inc., 10.750%, 8/01/2069	16,992,250
2,030,000	MetLife, Inc., (fixed rate to 4/08/2038, variable rate thereafter), 9.250%, 4/08/2068, 144A	2,989,175
57,985,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	75,751,759
38,476,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(a)(b)	63,501,613
12,950,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(a)(b)	17,466,476

		288,762,395

	Local Authorities – 0.7%
99,500,000	New South Wales Treasury Corp., 4.000%, 4/08/2021, (AUD)	72,423,222
1,507,000	Ontario Hydro, 6.042%, 11/27/2020, (CAD)(l)	1,138,951

		73,562,173

	Media Entertainment – 0.1%
164,410,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	6,435,098

	Metals & Mining – 1.1%
35,180,000	ArcelorMittal S.A., 6.750%, 3/01/2041	41,904,738
3,635,000	ArcelorMittal S.A., 7.000%, 10/15/2039	4,430,800
3,950,000	Barrick Gold Corp., Series A, 5.800%, 11/15/2034	4,520,082
5,370,000	Barrick North America Finance LLC, 5.750%, 5/01/2043	6,837,648
12,096,000	Commercial Metals Co., 5.375%, 7/15/2027	12,700,800
5,000,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026, 144A	5,062,500
27,000	First Quantum Minerals Ltd., 7.000%, 2/15/2021, 144A	27,068
16,650,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	16,728,255
1,445,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	1,477,512
11,965,000	Russel Metals, Inc., 6.000%, 4/19/2022, 144A, (CAD)	9,283,229
13,525,000	United States Steel Corp., 6.650%, 6/01/2037	10,955,250

		113,927,882

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Midstream – 1.0%
$755,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022, 144A	$739,900
9,050,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	9,502,500
7,325,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 4.500%, 11/01/2023	7,761,237
1,455,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	1,543,492
31,400,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	32,830,921
17,922,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	16,891,485
11,555,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023	11,555,000
205,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	264,692
16,100,000	Summit Midstream Partners LP, Series A, (fixed rate to 12/15/2022, variable rate thereafter), 9.500%(a)(b)(h)	8,063,846
18,753,000	Williams Cos., Inc., 3.350%, 8/15/2022	19,214,908

		108,367,981

	Mortgage Related – 0.0%
29,519	FHLMC, 5.000%, 12/01/2031	31,774

	Oil Field Services – 1.6%
8,997,000	Global Marine, Inc., 7.000%, 6/01/2028	7,973,141
15,000,000	Nabors Industries, Inc., 5.100%, 9/15/2023	13,483,950
13,165,000	Noble Holding International Ltd., 7.875%, 2/01/2026, 144A	9,544,625
10,000	Precision Drilling Corp., 5.250%, 11/15/2024	9,175
3,701	Precision Drilling Corp., 6.500%, 12/15/2021	3,692
2,710,000	Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025, 144A	2,581,275
25,802,000	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	26,576,060
51,710,000	Transocean, Inc., 5.800%, 10/15/2022	49,900,150
69,157,000	Transocean, Inc., 6.800%, 3/15/2038	49,101,470
4,030,000	Transocean, Inc., 7.500%, 4/15/2031	3,123,250
15,500,000	Valaris PLC, 7.750%, 2/01/2026	8,752,385

		171,049,173

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Paper – 1.3%
$38,882,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	$55,044,404
9,625,000	International Paper Co., 8.700%, 6/15/2038	14,240,895
8,214,000	WestRock MWV LLC, 7.950%, 2/15/2031	11,331,461
25,138,000	WestRock MWV LLC, 8.200%, 1/15/2030	34,680,973
4,127,000	Weyerhaeuser Co., 6.950%, 10/01/2027	5,205,997
14,035,000	Weyerhaeuser Co., 7.375%, 3/15/2032	19,408,720

		139,912,450

	Property & Casualty Insurance – 0.2%
13,985,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 13.261%, 1/15/2033, 144A(f)(g)	9,570,005
80,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 13.261%, 1/15/2033(f)(g)	54,744
4,810,000	Radian Group, Inc., 4.500%, 10/01/2024	5,086,575
2,825,000	Radian Group, Inc., 4.875%, 3/15/2027	2,973,313

		17,684,637

	Retailers – 0.8%
4,680,000	Dillard’s, Inc., 7.000%, 12/01/2028	5,265,749
7,182,000	Dillard’s, Inc., 7.750%, 7/15/2026	8,148,338
2,250,000	Dillard’s, Inc., 7.750%, 5/15/2027	2,574,222
36,970,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036(a)(b)	12,204,906
3,515,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	949,050
9,245,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	10,443,004
41,870,000	Michaels Stores, Inc., 8.000%, 7/15/2027, 144A	39,985,850

		79,571,119

	Supermarkets – 0.2%
14,985,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s LP/Albertson’s LLC, 5.750%, 3/15/2025	15,509,475
6,795,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s LP/Albertson’s LLC, 6.625%, 6/15/2024	7,112,055
2,705,000	Safeway, Inc., 7.250%, 2/01/2031	2,840,250

		25,461,780

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Supranational – 0.1%
18,525,000		European Investment Bank, MTN, 6.000%, 8/06/2020, (AUD)	$13,371,785

		Technology – 1.3%
49,820,000		Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	50,607,156
35,206,000		KLA Corp., 4.650%, 11/01/2024	38,643,982
12,970,000		KLA Corp., 5.650%, 11/01/2034	15,546,257
5,205,000		Micron Technology, Inc., 4.975%, 2/06/2026	5,779,221
2,024,000		Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	2,392,449
17,527,000		Seagate HDD Cayman, 4.875%, 6/01/2027	18,626,590

			131,595,655

		Transportation Services – 0.2%
20,994,000		APL Ltd., 8.000%, 1/15/2024(a)(b)	18,686,759

		Treasuries – 24.1%
545,500,000		Canadian Government Bond, 0.750%, 9/01/2020, (CAD)	417,286,181
659,085,000		Central Bank of Iceland, 7.250%, 10/26/2022, (ISK)	6,014,855
8,600,000	(†††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)	43,092,106
3,764,100	(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	19,830,730
4,579,595	(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	25,837,805
39,547,655	(†††)	Mexican Fixed Rate Bonds, Series M, 8.000%, 12/07/2023, (MXN)	217,862,975
10,160,320	(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	55,807,469
3,288,446	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	19,358,133
34,470,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	206,918,447
113,749	(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	682,819
128,565,000		New Zealand Government Bond, Series 0521, 6.000%, 5/15/2021, (NZD)	92,209,285
83,000,000		New Zealand Government Bond, Series 420, 3.000%, 4/15/2020, (NZD)	56,181,531
764,599,000		Norway Government Bond, Series 474, 3.750%, 5/25/2021, 144A, (NOK)	89,982,537
253,010,000		Republic of Brazil, 8.500%, 1/05/2024, (BRL)	67,298,257
97,345,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	28,459,141

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Treasuries – continued
$203,945,000	U.S. Treasury Bond, 3.000%, 8/15/2048	$230,274,618
80,000,000	U.S. Treasury Note, 1.500%, 9/30/2021	79,878,125
653,275,000	U.S. Treasury Note, 1.500%, 10/31/2021	652,381,849
229,500,000	U.S. Treasury Note, 1.500%, 11/30/2021	229,195,196

		2,538,552,059

	Wireless – 1.0%
281,500,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	14,423,013
143,600,000	America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	7,461,726
53,182,000	Sprint Capital Corp., 6.875%, 11/15/2028	57,303,605
8,400,000	Sprint Capital Corp., 8.750%, 3/15/2032	10,195,500
10,853,000	Sprint Corp., 7.125%, 6/15/2024	11,707,674

		101,091,518

	Wirelines – 4.1%
137,303,000	AT&T, Inc., 4.300%, 2/15/2030	152,569,858
15,760,000	AT&T, Inc., 4.500%, 3/09/2048	17,411,619
19,930,000	AT&T, Inc., 4.550%, 3/09/2049	22,132,560
10,946,000	Bell Canada, Inc., MTN, 6.100%, 3/16/2035, 144A, (CAD)	10,786,432
5,790,000	Bell Canada, Inc., MTN, 6.550%, 5/01/2029, 144A, (CAD)	5,621,590
3,695,000	Bell Canada, Inc., MTN, 7.300%, 2/23/2032, 144A, (CAD)	3,858,416
1,875,000	CenturyLink, Inc., 5.625%, 4/01/2025	1,992,281
1,700,000	CenturyLink, Inc., Series S, 6.450%, 6/15/2021	1,779,475
11,795,000	CenturyLink, Inc., Series W, 6.750%, 12/01/2023	13,166,169
3,825,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	3,926,707
3,036,000	Cincinnati Bell, Inc., 8.000%, 10/15/2025, 144A	3,218,160
8,990,000	Qwest Corp., 7.250%, 9/15/2025	10,343,454
49,543,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	53,134,868
23,485,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	26,068,350

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
13,590,000	Telefonica Emisiones S.A., EMTN, 5.375%, 2/02/2026, (GBP)	$21,555,418
71,128,000	Verizon Communications, Inc., 4.329%, 9/21/2028	80,756,597
5,495,000	Windstream Services LLC/Windstream Finance Corp., 9.000%, 6/30/2025, 144A(j)	2,088,100
12,552,000	Windstream Services LLC/Windstream Finance Corp., 10.500%, 6/30/2024, 144A(j)	4,895,280

		435,305,334

	Total Non-Convertible Bonds (Identified Cost $7,099,090,967)	6,864,320,011

Convertible Bonds – 4.1%
	Cable Satellite – 2.0%
48,505,000	DISH Network Corp., 2.375%, 3/15/2024	44,289,916
179,420,000	DISH Network Corp., 3.375%, 8/15/2026	172,584,098

		216,874,014

	Independent Energy – 0.6%
92,990,000	Chesapeake Energy Corp., 5.500%, 9/15/2026	44,298,951
14,628,000	SM Energy Co., 1.500%, 7/01/2021	13,848,153
1,884,000	Whiting Petroleum Corp., 1.250%, 4/01/2020	1,838,950

		59,986,054

	Leisure – 0.3%
35,626,000	Rovi Corp., 0.500%, 3/01/2020	35,042,802

	Pharmaceuticals – 0.1%
4,102,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	4,333,758
1,263,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	1,372,005

		5,705,763

	REITs - Diversified – 0.2%
18,765,000	iStar, Inc., 3.125%, 9/15/2022	21,041,679

	Technology – 0.9%
13,345,000	Booking Holdings, Inc., 0.900%, 9/15/2021	15,378,437
6,420,000	Evolent Health, Inc., 2.000%, 12/01/2021	5,754,322
27,117,000	Nuance Communications, Inc., 1.000%, 12/15/2035	27,351,562

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Technology – continued
$16,613,000	Nuance Communications, Inc., 1.250%, 4/01/2025	$18,446,577
1,566,000	Nuance Communications, Inc., 1.500%, 11/01/2035	1,650,463
23,950,000	Western Digital Corp., 1.500%, 2/01/2024	23,456,031

		92,037,392

	Total Convertible Bonds (Identified Cost $462,038,877)	430,687,704

Municipals – 1.8%
	Illinois – 0.3%
25,725,000	State of Illinois, 5.100%, 6/01/2033	27,732,322

	Michigan – 0.1%
12,705,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	13,149,802

	Virginia – 0.9%
95,465,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	91,947,115

	Puerto Rico – 0.5%
85,210,000	Commonwealth of Puerto Rico, GO, Refunding, Series A, 8.000%, 7/01/2035(j)	54,214,862

	Total Municipals (Identified Cost $200,552,102)	187,044,101

	Total Bonds and Notes (Identified Cost $7,761,681,946)	7,482,051,816

Senior Loans – 0.2%
	Media Entertainment – 0.1%
11,388,950	iHeartCommunications, Inc., Exit Term Loan, 1-month LIBOR + 4.000%, 5.691%, 5/01/2026(g)	11,469,583

	Oil Field Services – 0.0%
3,675,146	Petroleum Geo-Services ASA, New Term Loan B, 3-month LIBOR + 2.500%, 4.445%, 3/19/2021(g)	3,458,312

	Technology – 0.1%
7,048,927	IQOR U.S., Inc., 2nd Lien Term Loan, 3-month LIBOR + 8.750%, 10.849%, 4/01/2022(a)(b)(g)	4,321,909

	Total Senior Loans (Identified Cost $25,655,063)	19,249,804

Shares	Description	Value (†)
Common Stocks – 11.0%
	Automobiles – 1.9%
21,480,222	Ford Motor Co.	$199,766,065
	Chemicals – 0.1%
733,495	Hexion Holdings Corp., Class B(f)	9,352,061
	Diversified Telecommunication Services – 4.1%
11,115,698	AT&T, Inc.	434,401,478
	Electronic Equipment, Instruments & Components – 1.2%
4,304,382	Corning, Inc.	125,300,560
	Media – 0.1%
1,740,413	Clear Channel Outdoor Holdings, Inc.(f)	4,977,581
83,772	iHeartMedia, Inc., Class A(f)	1,415,747
204,160	Thryv Holdings, Inc.(a)(b)(e)(f)	1,352,560

		7,745,888

	Oil, Gas & Consumable Fuels – 0.1%
3,016,077	Bellatrix Exploration Ltd.(a)(c)(d)(e)(f)(i)	—
1,033,462	Chesapeake Energy Corp.(f)	853,226
2,354	Frontera Energy Corp.	17,765
93,585	Halcon Resources Corp.(a)(c)(d)(f)	1,341,073
209,391	Paragon Offshore Ltd., Litigation Units, Class A(a)(c)(d)(e)(f)	2,094
299,302	Paragon Offshore Ltd., Litigation Units, Class B(e)(f)	4,439,547
2,021	Southcross Holdings Group LLC(e)(f)	—
2,021	Southcross Holdings LP, Class A(e)	137,428

		6,791,133

	Pharmaceuticals – 3.5%
5,822,378	Bristol-Myers Squibb Co.	373,738,444

	Total Common Stocks (Identified Cost $1,045,379,902)	1,157,095,629

Preferred Stocks – 0.8%
Convertible Preferred Stocks – 0.7%
	Banking – 0.1%
11,443	Bank of America Corp., Series L, 7.250%	16,580,907

	Communications – 0.0%
4,982	Cincinnati Bell, Inc., Series B, 6.750%	236,645

	Independent Energy – 0.2%
257,387	Chesapeake Energy Corp., 4.500%	5,276,433
503,052	Chesapeake Energy Corp., 5.000%(a)(b)(d)	8,878,868
16,454	Chesapeake Energy Corp., Series A, 5.750%, 144A(a)(b)(d)	2,823,342

		16,978,643

Shares	Description	Value (†)
Preferred Stocks – continued
Convertible Preferred Stocks – continued
	Midstream – 0.4%
3,044	Chesapeake Energy Corp., 5.750%(a)(b)(d)	$521,955
50,481	Chesapeake Energy Corp., 5.750%(a)(b)(d)	8,662,035
39,322	Chesapeake Energy Corp., 5.750%, 144A(a)(b)(d)	6,742,543
433,942	El Paso Energy Capital Trust I, 4.750%	22,330,655

		38,257,188

	Total Convertible Preferred Stocks (Identified Cost $174,382,771)	72,053,383

Non-Convertible Preferred Stocks – 0.1%
	Electric – 0.0%
2,925	Connecticut Light & Power Co. (The), Series 1947, 1.900%	136,496
50,100	Southern California Edison Co., 4.780%	1,231,458

		1,367,954

	Finance Companies – 0.0%
16,004	iStar, Inc., Series G, 7.650%	408,422

	Home Construction – 0.0%
52,867	Hovnanian Enterprises, Inc., 7.625%(f)	277,552

	REITs - Office Property – 0.0%
2,318	Highwoods Properties, Inc., Series A, 8.625%	2,897,500

	REITs - Warehouse/Industrials – 0.1%
169,007	Prologis, Inc., Series Q, 8.540%	11,999,497

	Total Non-Convertible Preferred Stocks (Identified Cost $11,892,010)	16,950,925

	Total Preferred Stocks (Identified Cost $186,274,781)	89,004,308

Closed-End Investment Companies – 0.0%
170,002	NexPoint Strategic Opportunities Fund (Identified Cost $9,807,937)	3,010,735

Warrants – 0.1%
629,465	iHeartMedia, Inc., Expiration on 5/1/2039(f) (Identified Cost $15,276,366)	9,265,095

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – 16.3%
16,704,156,763	Central Bank of Iceland, 0.000%, (ISK)(a)(b)(g)(m)	$138,045,178
195,668,456	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2019 at 0.900% to be repurchased at $195,678,239 on 1/02/2020 collateralized by $188,960,000 U.S. Treasury Note, 2.875% due 9/30/2023 valued at $198,742,459; $800,000 U.S. Treasury Note, 2.875% due 10/31/2023 valued at $840,170 including accrued interest(n)	195,668,456
316,855,000	U.S. Treasury Bills, 1.605%-1.615%, 4/02/2020(o)(p)	315,633,568
158,500,000	U.S. Treasury Bills, 1.615%, 4/09/2020(o)	157,841,897
320,000,000	U.S. Treasury Bills, 1.765%-1.825%, 3/05/2020(o)(p)	319,158,599
213,185,000	U.S. Treasury Bills, 1.815%, 3/26/2020(o)	212,434,998
375,000,000	U.S. Treasury Bills, 1.830%-1.837%, 2/27/2020(o)(p)	374,119,166

	Total Short-Term Investments (Identified Cost $1,710,132,032)	1,712,901,862

	Total Investments – 99.5% (Identified Cost $10,754,208,027)	10,472,579,249
	Other assets less liabilities – 0.5%	54,190,180

	Net Assets – 100.0%	$10,526,769,429

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of December 31, 2019, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$479,533,549	4.6%	$28,913,174	0.3%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Illiquid security.
(b)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At December 31, 2019, the value of these securities amounted to $479,533,549 or 4.6% of net assets.
(c)	Fair valued by the Fund’s adviser. At December 31, 2019, the value of these securities amounted to $28,913,174 or 0.3% of net assets.
(d)	Level 3 security. Value has been determined using significant unobservable inputs.
(e)	Securities subject to restriction on resale. At December 31, 2019, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Bellatrix Exploration Ltd., 8.500%	6/04/2019	$7,374,500	$4,515,000	Less than 0.1%
Bellatrix Exploration Ltd., 12.500% (9.500% PIK, 3.000% Cash)	6/04/2019	4,929,887	—	—
Bellatrix Exploration Ltd.	6/04/2019	3,790,394	—	—

GCA2014 Holdings Ltd., Series 2014-1, Class C	12/18/2014	19,712,578	16,418,606	0.2%
GCA2014 Holdings Ltd., Series 2014-1, Class D	12/18/2014	8,699,668	5,154,553	Less than 0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class E	12/18/2014	25,395,339	—	—
Paragon Offshore Ltd., Litigation Units, Class A	7/18/2017	1,451,033	2,094	Less than 0.1%
Paragon Offshore Ltd., Litigation Units, Class B	7/18/2017	28,157,326	4,439,547	Less than 0.1%
Southcross Holdings Group LLC	4/29/2016	—	—	—
Southcross Holdings LP, Class A	4/29/2016	2,950,992	137,428	Less than 0.1%
Thryv Holdings, Inc.	8/12/2016	960,757	1,352,560	Less than 0.1%

(f)	Non-income producing security.
(g)	Variable rate security. Rate as of December 31, 2019 is disclosed.
(h)	Perpetual bond with no specified maturity date.
(i)	Affiliated issuer.
(j)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(k)	Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. No payments were made during the period.
(l)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(m)	Security callable by issuer at any time. No specified maturity date.
(n)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2019, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(o)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(p)

The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, the value of Rule 144A holdings amounted to $1,285,634,021 or 12.2% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
GO	General Obligation
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
GBP	British Pound
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

As a result of a business restructuring, the Fund received common stock shares of Bellatrix Exploration Ltd. (the “Company”) which constitutes more than 5% of the voting securities of the Company. As such, the Company is considered to be an affiliate. A summary of affiliated transactions for the period ended December 31, 2019, is as follows:

	Beginning Value	Purchase Cost	Sales Proceeds	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Investment Income
Bellatrix Exploration Ltd., 8.500%	$4,515,000	$—	$—	$7,670	$—	$(7,670)	$4,515,000	$—
Bellatrix Exploration Ltd., 12.500% (9.500% PIK, 3.000% Cash)	—	—	—	90,465	—	(90,465)	—	—
Bellatrix Exploration Ltd.	—	—	—	—	—	—	—	—

	$4,515,000	$—	$—	$98,135	$—	$(98,135)	$4,515,000	$—

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$30,790,589	$21,573,159	(a)(b)	$52,363,748
Finance Companies	3,615,347	407,256,936	1,481,848	(c)	412,354,131
Independent Energy	—	358,055,124	4,515,000	(b)(c)	362,570,124
All Other Non-Convertible Bonds*	—	6,037,032,008	—		6,037,032,008

Total Non-Convertible Bonds	3,615,347	6,833,134,657	27,570,007		6,864,320,011

Convertible Bonds*	—	430,687,704	—		430,687,704
Municipals*	—	187,044,101	—		187,044,101

Total Bonds and Notes	3,615,347	7,450,866,462	27,570,007		7,482,051,816

Senior Loans*	—	19,249,804	—		19,249,804
Common Stocks
Chemicals	—	9,352,061	—		9,352,061
Media	6,393,328	1,352,560	—		7,745,888
Oil, Gas & Consumable Fuels	870,991	4,576,975	1,343,167	(b)(c)	6,791,133
All Other Common Stocks*	1,133,206,547	—	—		1,133,206,547

Total Common Stocks	1,140,470,866	15,281,596	1,343,167		1,157,095,629

Preferred Stocks
Convertible Preferred Stocks
Independent Energy	5,276,433	—	11,702,210	(d)	16,978,643
Midstream	22,330,655	—	15,926,533	(d)	38,257,188
All Other Convertible Preferred Stocks*	16,817,552	—	—		16,817,552

Total Convertible Preferred Stocks	44,424,640	—	27,628,743		72,053,383

Non-Convertible Preferred Stocks
Electric	1,231,458	136,496	—		1,367,954
REITs – Office Property	—	2,897,500	—		2,897,500
REITs – Warehouse/Industrials	—	11,999,497	—		11,999,497
All Other Non-Convertible Preferred Stocks*	685,974	—	—		685,974

Total Non-Convertible Preferred Stocks	1,917,432	15,033,493	—		16,950,925

Total Preferred Stocks	46,342,072	15,033,493	27,628,743		89,004,308

Closed-End Investment Companies	3,010,735	—	—		3,010,735
Warrants	—	9,265,095	—		9,265,095
Short-Term Investments	—	1,712,901,862	—		1,712,901,862

Total	$1,193,439,020	$9,222,598,312	$56,541,917		$10,472,579,249

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser using a broker-dealer bid price provided by a single market maker.
(b)	Includes a security fair valued at zero by the Fund’s adviser using Level 3 inputs.
(c)	Fair valued by the Fund’s adviser.
(d)	Valued using broker-dealer bid prices.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2019 and/or December 31, 2019:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2019		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2019		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2019
Bonds and Notes
Non-Convertible Bonds
ABS Other	$43,042,193	(a)	$—	$—	$786,395	$57,614	$(116,760)	$—	$(22,196,283)	$21,573,159	(a)	$764,444
Finance Companies	1,511,802		368	—	(30,322)	—	—	—	—	1,481,848		(30,322)
Independent Energy	4,515,000	(a)	98,137	(497,261)	399,124	—	—	—	—	4,515,000	(a)	399,124
Common Stocks
Oil, Gas & Consumable Fuels	2,094	(a)	—	(1)	(12,294,601)	13,635,675	—	—	—	1,343,167	(a)	(12,294,601)
Preferred Stocks
Convertible Preferred Stocks
Independent Energy	5,763,342		—	—	(13,177,108)	—	—	19,115,976	—	11,702,210		(13,177,108)
Midstream	32,521,942		—	—	(16,595,409)	—	—	—	—	15,926,533		(16,595,409)

Total	$87,356,373		$98,505	$(497,262)	$(40,911,921)	$13,693,289	$(116,760)	$19,115,976	$(22,196,283)	$56,541,917		$(40,933,872)

(a)	Includes a security fair valued at zero by the Fund’s adviser using Level 3 Inputs.

A debt security valued at $22,196,283 was transferred from Level 3 to Level 2 during the period ended December 31, 2019. At September 30, 2019, this security was valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the security . At December 31, 2019, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A preferred stock valued at $19,115,976 was transferred from Level 2 to Level 3 during the period ended December 31, 2019. At September 30, 2019, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2019, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2019 (Unaudited)

Treasuries	24.1%
Banking	5.2
Independent Energy	4.3
Wirelines	4.1
Diversified Telecommunication Services	4.1
Finance Companies	3.9
Pharmaceuticals	3.6
Healthcare	2.9
Cable Satellite	2.8
Life Insurance	2.7
Technology	2.3
Other Investments, less than 2% each	23.2
Short-Term Investments	16.3
Closed-End Investment Companies	0.0 *

Total Investments	99.5
Other assets less liabilities	0.5

Net Assets	100.0%

*	Less than 0.1%

Currency Exposure Summary at December 31, 2019 (Unaudited)

United States Dollar	81.8%
Mexican Peso	5.9
Canadian Dollar	5.5
Other, less than 2% each	6.3

Total Investments	99.5
Other assets less liabilities	0.5

Net Assets	100.0%